Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2013
Earnings Loss Per Share
Note 5. Earnings (Loss) per Share

Basic earnings or loss per share is based on the weighted average number of shares outstanding during the period of the financial statements. Diluted earnings or loss per share are based on the weighted average number of common shares outstanding and dilutive common stock equivalents. All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value, when applicable.

For the years ended December 31, 2013 and 2012, all loss per share amounts in the financial statements are basic loss per share. 5,050,000 (2012: 5,050,000) dilutive stock options for the year ended December 31, 2013 are not included in the computation of diluted loss per share because to do so would be anti-dilutive.

The computation of basic and diluted earnings (loss) per share as follows for years ended December 31, 2013, 2012 and 2011:

	Year ended
	December 31,
	2013	2012	2011

Numerator - net loss available to common stockholders	$(37,762)	$(99,631)	$(526,369)

Denominator - weighted average number of common shares outstanding	34,548,368	32,010,663	25,948,368

Dilutive common stock equivalents - stock options	-	-	-

Denominator - weighted average number of fully diluted common shares outstanding	34,548,368	32,010,663	25,948,368

Basic loss per common share	$(0.00)	$(0.00)	$(0.02)